ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

8.ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2013	2014

Accrued payroll and staff welfare	$9,147	$13,154
Individual income tax withheld	875	621
VAT payable	152	327
Accrued professional fees	1,950	2,284
Accrued advertising fees	1,004	5,343
Credit card processing charges	401	449
Accrued sales return (1)	751	1,417
Other accrued expenses	1,280	1,474
Total	$15,560	$25,069

(1)

Accrued sales return represents the estimated sales return at the end of each of the respective years, and assumes products returned will have no value to the Group. Movements during the respective years are as follows:

	2013	2014

Balance at January 1	$116	$751
Allowance for sales return made in the year	9,897	14,418
Utilization of accrued sales return	(9,262)	(13,752)
Balance at December 31	$751	$1,417